UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09293

Davis Variable Account Fund, Inc.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, Arizona  85706
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, LP
2949 East Elvira Road, Suite 101
Tucson, Arizona  85706
(Name and address of agent for service)

Registrant's telephone number, including area code:  (520) 806-7600

Date of fiscal year end:        December 31
Date of reporting period:       September 30, 2004

ITEM 1.  SCHEDULE OF INVESTMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.
SCHEDULE OF INVESTMENTS
DAVIS VALUE PORTFOLIO
SEPTEMBER 30, 2004  (Unaudited)


Shares                                           Security                                               Value
=======================================================================================================================
COMMON STOCK - (98.85%)

   AUTOMOTIVE - (0.86%)
        69,100      AutoZone, Inc.*.................................................................... $     5,337,975
                                                                                                        ---------------
   BANKS AND SAVINGS & LOAN ASSOCIATIONS - (12.85%)
       186,000      Fifth Third Bancorp................................................................       9,153,990
       179,500      Golden West Financial Corp. .......................................................      19,915,525
     1,414,361      HSBC Holdings PLC..................................................................      22,447,412
       162,000      Lloyds TSB Group PLC, ADR..........................................................       5,099,760
        33,800      State Street Corp. ................................................................       1,443,598
       368,600      Wells Fargo & Co. .................................................................      21,979,618
                                                                                                        ---------------
                                                                                                             80,039,903
                                                                                                        ---------------
   BUILDING MATERIALS - (1.44%)
        92,600      Martin Marietta Materials, Inc. ...................................................       4,192,002
        93,800      Vulcan Materials Co. ..............................................................       4,779,110
                                                                                                        ---------------
                                                                                                              8,971,112
                                                                                                        ---------------
   BUSINESS SERVICES - (1.01%)
        94,400      D&B Corp.*.........................................................................       5,541,280
        23,000      Iron Mountain Inc.*................................................................         778,550
                                                                                                        ---------------
                                                                                                              6,319,830
                                                                                                        ---------------
   CABLE TELEVISION - (3.27%)
       729,200      Comcast Corp., Special Class A*....................................................      20,381,140
                                                                                                        ---------------
   CONSUMER PRODUCTS - (4.74%)
       627,500      Altria Group, Inc. ................................................................      29,517,600
                                                                                                        ---------------
   DISCOUNT RETAILER - (3.20%)
       480,700      Costco Wholesale Corp. ............................................................      19,961,068
                                                                                                        ---------------
   DIVERSIFIED COMMERCIAL SERVICES - (0.43%)
       986,400      Rentokil Initial PLC...............................................................       2,686,556
                                                                                                        ---------------
   DIVERSIFIED MANUFACTURING - (3.89%)
       789,858      Tyco International Ltd. ...........................................................      24,217,046
                                                                                                        ---------------
   E-COMMERCE/SERVICES - (0.49%)
       138,200      IAC/InterActiveCorp*...............................................................       3,042,473
                                                                                                        ---------------
   ELECTRONICS - (0.04%)
       223,000      Agere Systems Inc., Class A*.......................................................         234,150
                                                                                                        ---------------
   ENERGY - (9.15%)
       185,371      ConocoPhillips.....................................................................      15,357,987
       188,000      Devon Energy Corp. ................................................................      13,349,880
       160,000      EOG Resources, Inc. ...............................................................      10,536,000
       241,800      Occidental Petroleum Corp. ........................................................      13,523,874
       119,500      Transocean Inc.*....................................................................      4,275,710
                                                                                                        ---------------
                                                                                                             57,043,451
                                                                                                        ---------------

DAVIS VARIABLE ACCOUNT FUND, INC.
SCHEDULE OF INVESTMENTS
DAVIS VALUE PORTFOLIO - (Continued)
SEPTEMBER 30, 2004  (Unaudited)


Shares                                           Security                                               Value
========================================================================================================================
COMMON STOCK - (Continued)

   FINANCIAL SERVICES - (20.44%)
       876,700      American Express Co. .............................................................. $    45,114,982
       480,833      Citigroup Inc. ....................................................................      21,214,352
       220,000      H&R Block, Inc. ...................................................................      10,872,400
       582,648      JPMorgan Chase & Co. ..............................................................      23,148,605
       196,800      Loews Corp. .......................................................................      11,512,800
       107,300      Moody's Corp. .....................................................................       7,859,725
       188,500      Providian Financial Corp.*.........................................................       2,929,290
        73,100      Takefuji Corp. ....................................................................       4,676,755
                                                                                                        ---------------
                                                                                                            127,328,909
                                                                                                        ---------------
   FOOD/BEVERAGE & RESTAURANT - (3.19%)
       176,000      Diageo PLC, ADR....................................................................       8,875,680
       209,140      Heineken Holding NV, Class A ......................................................       5,619,900
       115,400      Hershey Foods Corp. ...............................................................       5,390,334
                                                                                                        ---------------
                                                                                                             19,885,914
                                                                                                        ---------------
   INDUSTRIAL - (2.82%)
       378,500      Sealed Air Corp.*..................................................................      17,543,475
                                                                                                        ---------------
   INSURANCE BROKERS - (1.99%)
       211,200      Aon Corp. .........................................................................       6,069,888
       138,100      Marsh & McLennan Cos, Inc. ........................................................       6,319,456
                                                                                                        ---------------
                                                                                                             12,389,344
                                                                                                        ---------------
   INVESTMENT FIRMS - (0.76%)
        96,600      Morgan Stanley.....................................................................       4,762,380
                                                                                                        ---------------
   LIFE INSURANCE - (0.60%)
        65,800      Principal Financial Group, Inc. ...................................................       2,366,826
        44,700      Sun Life Financial Inc. ...........................................................       1,342,788
                                                                                                        ---------------
                                                                                                              3,709,614
                                                                                                        ---------------
   MEDIA - (1.57%)
       124,700      Lagardere S.C.A. ...................................................................      7,733,021
        44,600      WPP Group PLC, ADR..................................................................      2,076,799
                                                                                                        ---------------
                                                                                                              9,809,820
                                                                                                        ---------------
   MULTI-LINE INSURANCE - (5.37%)
       492,237      American International Group, Inc. .................................................     33,467,194
                                                                                                        ---------------
   PHARMACEUTICAL AND HEALTH CARE - (4.19%)
       140,000      Cardinal Health, Inc. ..............................................................      6,127,800
       116,600      Eli Lilly and Co. ..................................................................      7,001,830
       134,900      HCA Inc. ...........................................................................      5,146,435
        65,000      Novartis AG, Registered.............................................................      3,033,073


DAVIS VARIABLE ACCOUNT FUND, INC.
SCHEDULE OF INVESTMENTS
DAVIS VALUE PORTFOLIO - (Continued)
SEPTEMBER 30, 2004  (Unaudited)


Shares                                           Security                                               Value
========================================================================================================================
COMMON STOCK - (Continued)

   PHARMACEUTICAL AND HEALTH CARE - (Continued)
       158,160      Pfizer Inc. ....................................................................... $     4,839,696
                                                                                                        ---------------
                                                                                                             26,148,834
                                                                                                        ---------------
   PROPERTY/CASUALTY INSURANCE - (8.46%)
           365      Berkshire Hathaway Inc., Class A*..................................................      31,627,250
            42      Berkshire Hathaway Inc., Class B*..................................................         120,582
        28,700      Chubb Corp. .......................................................................       2,017,036
         2,100      Markel Corp.*......................................................................         647,640
       215,700      Progressive Corp. (Ohio)...........................................................      18,280,575
                                                                                                        ---------------
                                                                                                             52,693,083
                                                                                                        ---------------
   PUBLISHING - (0.64%)
        47,700      Gannett Co., Inc. .................................................................       3,995,352
                                                                                                        ---------------
   REAL ESTATE - (1.71%)
       244,600      Centerpoint Properties Trust.......................................................      10,659,668
                                                                                                        ---------------
   REINSURANCE - (1.27%)
       145,937      Transatlantic Holdings, Inc. ......................................................       7,931,676
                                                                                                        ---------------
   TECHNOLOGY - (2.97%)
       130,800      Lexmark International, Inc., Class A*..............................................      10,988,508
       272,100      Microsoft Corp. ...................................................................       7,522,204
                                                                                                        ---------------
                                                                                                             18,510,712
                                                                                                        ---------------
   TELECOMMUNICATIONS - (0.76%)
       131,000      Nokia Oyj, ADR.....................................................................       1,797,320
       150,400      SK Telecom Co., Ltd., ADR..........................................................       2,925,280
                                                                                                        ---------------
                                                                                                              4,722,600
                                                                                                        ---------------
   TRANSPORTATION - (0.74%)
        60,600      United Parcel Service, Inc., Class B...............................................       4,600,752
                                                                                                        ---------------

                             Total Common Stock - (identified cost $538,043,915).......................     615,911,631
                                                                                                        ---------------



DAVIS VARIABLE ACCOUNT FUND, INC.
SCHEDULE OF INVESTMENTS
DAVIS VALUE PORTFOLIO - (Continued)
SEPTEMBER 30, 2004  (Unaudited)


Principal                                        Security                                               Value
========================================================================================================================
SHORT TERM INVESTMENTS - (1.12%)

$    3,225,000      Goldman, Sachs & Co. Joint Repurchase Agreement, 1.89%,
                        10/01/04, dated 09/30/04, repurchase value of $3,225,169
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $3,289,500)................................................  $     3,225,000
     3,796,000      Nomura Securities International, Inc. Joint Repurchase Agreement, 1.90%,
                        10/01/04, dated 09/30/04, repurchase value of $3,796,200
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $3,871,920)................................................        3,796,000
                                                                                                        ---------------
                             Total Short Term Investments - (identified cost $7,021,000)..............        7,021,000
                                                                                                        ---------------


                        Total Investments - (99.97%) - (identified cost $545,064,915) - (a)...........      622,932,631
                        Other Assets Less Liabilities - (0.03%).......................................          158,081
                                                                                                        ---------------
                             Net Assets - (100%)......................................................  $   623,090,712
                                                                                                        ===============

*Non-Income Producing Security.

(a) Aggregate cost for Federal Income Tax purposes is $546,248,408. At September 30, 2004 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

                        Unrealized appreciation........................................................ $    87,337,414
                        Unrealized depreciation........................................................     (10,653,191)
                                                                                                        ---------------
                             Net unrealized appreciation............................................... $    76,684,223
                                                                                                        ===============


For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.

DAVIS VARIABLE ACCOUNT FUND, INC.
SCHEDULE OF INVESTMENTS
DAVIS FINANCIAL PORTFOLIO
SEPTEMBER 30, 2004  (Unaudited)


Shares                                           Security                                               Value
========================================================================================================================
COMMON STOCK - (93.31%)

   BANKS AND SAVINGS & LOAN ASSOCIATIONS - (17.91%)
        68,200      Commerce Bancorp, Inc. ............................................................ $     3,764,640
        92,350      Fifth Third Bancorp................................................................       4,545,005
        39,800      Golden West Financial Corp. .......................................................       4,415,810
        72,400      Wells Fargo & Co. .................................................................       4,317,212
                                                                                                        ---------------
                                                                                                             17,042,667
                                                                                                        ---------------
   BUSINESS SERVICES - (2.71%)
        44,000      D&B Corp.*.........................................................................       2,582,800
                                                                                                        ---------------
   CONSUMER PRODUCTS - (2.02%)
        40,800      Altria Group, Inc. ................................................................       1,919,232
                                                                                                        ---------------
   DIVERSIFIED MANUFACTURING - (4.20%)
       130,500      Tyco International Ltd. ...........................................................       4,001,130
                                                                                                        ---------------
   FINANCIAL SERVICES - (30.91%)
       189,900      American Express Co. ..............................................................       9,772,254
       103,500      Citigroup Inc. ....................................................................       4,566,420
        40,100      H&R Block, Inc. ...................................................................       1,981,742
        83,748      JPMorgan Chase & Co. ..............................................................       3,327,308
        61,800      Loews Corp. .......................................................................       3,615,300
        56,500      Moody's Corp. .....................................................................       4,138,625
       130,200      Providian Financial Corp.*.........................................................       2,023,308
                                                                                                        ---------------
                                                                                                             29,424,957
                                                                                                        ---------------
   INDUSTRIAL - (1.63%)
        33,500      Sealed Air Corp.*..................................................................       1,552,725
                                                                                                        ---------------
   INVESTMENT FIRMS - (4.04%)
        14,000      Julius Baer Holding, Ltd. AG.......................................................       3,844,458
                                                                                                        ---------------
   LIFE INSURANCE - (0.61%)
        22,600      China Life Insurance Co., Ltd., ADR*...............................................         576,752
                                                                                                        ---------------
   MULTI-LINE INSURANCE - (4.70%)
        65,787      American International Group, Inc. ................................................       4,472,858
                                                                                                        ---------------
   PROPERTY/CASUALTY INSURANCE - (16.00%)
             7      Berkshire Hathaway Inc., Class A*..................................................         606,550
         1,335      Berkshire Hathaway Inc., Class B*..................................................       3,832,785
       104,290      Cincinnati Financial Corp. ........................................................       4,297,270
        38,600      FPIC Insurance Group, Inc.*........................................................       1,000,319
         8,700      Markel Corp.*......................................................................       2,683,080
        33,100      Progressive Corp. (Ohio)...........................................................       2,805,225
                                                                                                        ---------------
                                                                                                             15,225,229
                                                                                                        ---------------


DAVIS VARIABLE ACCOUNT FUND, INC.
SCHEDULE OF INVESTMENTS
DAVIS FINANCIAL PORTFOLIO - (Continued)
SEPTEMBER 30, 2004  (Unaudited)


Shares/Principal                                 Security                                               Value
========================================================================================================================
COMMON STOCK - (Continued)

   REINSURANCE - (8.58%)
        25,500      Everest Re Group, Ltd. ........................................................... $      1,895,415
       115,437      Transatlantic Holdings, Inc. .....................................................        6,274,001
                                                                                                        ---------------
                                                                                                              8,169,416
                                                                                                        ---------------

                                Total Common Stock - (identified cost $77,322,305)....................       88,812,224
                                                                                                        ---------------
SHORT TERM INVESTMENTS - (6.58%)

$    2,876,000      Goldman, Sachs & Co. Joint Repurchase Agreement, 1.89%,
                        10/01/04, dated 09/30/04, repurchase value of $2,876,151
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $2,933,520).................................................       2,876,000
     3,384,000      Nomura Securities International, Inc. Joint Repurchase Agreement, 1.90%,
                        10/01/04, dated 09/30/04, repurchase value of $3,384,179
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $3,451,680).................................................       3,384,000
                                                                                                        ---------------
                             Total Short Term Investments - (identified cost $6,260,000)...............       6,260,000
                                                                                                        ---------------

                        Total Investments - (99.89%) - (identified cost $83,582,305) - (a).............      95,072,224
                        Other Assets Less Liabilities - (0.11%)........................................         106,872
                                                                                                        ---------------
                             Net Assets - (100%)....................................................... $    95,179,096
                                                                                                        ===============

*Non-Income Producing Security.

(a) Aggregate cost for Federal Income Tax purposes is $83,913,546. At September 30, 2004 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

                        Unrealized appreciation........................................................ $    12,719,686
                        Unrealized depreciation........................................................      (1,561,008)
                                                                                                        ---------------
                             Net unrealized appreciation............................................... $    11,158,678
                                                                                                        ===============


For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.

DAVIS VARIABLE ACCOUNT FUND, INC.
SCHEDULE OF INVESTMENTS
DAVIS REAL ESTATE PORTFOLIO
SEPTEMBER 30, 2004  (Unaudited)


Shares                                           Security                                               Value
========================================================================================================================
COMMON STOCK - (94.31%)

   APARTMENTS (REITS) - (9.89%)
        20,900      Archstone-Smith Trust.............................................................. $       661,276
         8,400      Avalonbay Communities, Inc. .......................................................         505,848
        12,800      Camden Property Trust..............................................................         591,360
        20,900      Essex Property Trust, Inc. ........................................................       1,501,665
        69,200      United Dominion Realty Trust, Inc. ................................................       1,372,236
                                                                                                        ---------------
                                                                                                              4,632,385
                                                                                                        ---------------
   DIVERSIFIED - (1.35%)
        81,200      Forest City Enterprises, Inc., Class A.............................................         457,007
         3,700      St. Joe Co. .......................................................................         176,749
                                                                                                        ---------------
                                                                                                                633,756
                                                                                                        ---------------
   DIVERSIFIED (REITS) - (6.85%)
        47,300      Duke Realty Corp. .................................................................       1,570,360
        26,131      Vornado Realty Trust...............................................................       1,637,891
                                                                                                        ---------------
                                                                                                              3,208,251
                                                                                                        ---------------
   FINANCIAL SERVICES (REITS) - (3.42%)
        35,100      Gramercy Capital Corp.*............................................................         547,560
        25,600      iStar Financial Inc. ..............................................................       1,055,488
                                                                                                        ---------------
                                                                                                              1,603,048
                                                                                                        ---------------
   FORESTRY (REITS) - (2.83%)
        37,800      Plum Creek Timber Co., Inc. .......................................................       1,324,134
                                                                                                        ---------------
   HOTELS & LODGING - (1.31%)
        13,200      Starwood Hotels & Resorts Worldwide, Inc. .........................................         612,744
                                                                                                        ---------------
   INDUSTRIAL - (1.28%)
        10,900      Brixton PLC........................................................................         600,590
                                                                                                        ---------------
   INDUSTRIAL (REITS) - (14.35%)
        60,366      Catellus Development Corp. ........................................................       1,600,303
        75,200      Centerpoint Properties Trust.......................................................       3,277,216
        52,300      ProLogis ..........................................................................       1,843,052
                                                                                                        ---------------
                                                                                                              6,720,571
                                                                                                        ---------------
   MALLS (REITS) - (10.62%)
        52,942      General Growth Properties, Inc. ...................................................       1,641,202
        22,500      Mills Corp. .......................................................................       1,167,075
        18,800      Rouse Co. .........................................................................       1,257,344
        16,900      Simon Property Group, Inc. ........................................................         906,347
                                                                                                        ---------------
                                                                                                              4,971,968
                                                                                                        ---------------
    MANUFACTURED HOMES (REITS) - (0.94%)
        30,200      Affordable Residential Communities Inc. ...........................................         440,920
                                                                                                        ---------------

DAVIS VARIABLE ACCOUNT FUND, INC.
SCHEDULE OF INVESTMENTS
DAVIS REAL ESTATE PORTFOLIO - (Continued)
SEPTEMBER 30, 2004  (Unaudited)


Shares                                           Security                                               Value
========================================================================================================================
COMMON STOCK - (Continued)

   OFFICE SPACE (REITS) - (22.32%)
        26,600      Alexandria Real Estate Equities, Inc. ............................................. $     1,748,152
        38,000      Arden Realty, Inc. ................................................................       1,238,040
         8,300      Boston Properties, Inc. ...........................................................         459,737
        43,800      Brandywine Realty Trust............................................................       1,247,424
        42,200      CarrAmerica Realty Corp. ..........................................................       1,379,940
        56,700      Corporate Office Properties Trust..................................................       1,452,654
        12,000      Kilroy Realty Corp. ...............................................................         456,360
        11,900      Parkway Properties, Inc. ..........................................................         552,755
        37,070      SL Green Realty Corp. .............................................................       1,920,596
                                                                                                        ---------------
                                                                                                             10,455,658
                                                                                                        ---------------
   RESIDENTIAL/COMMERCIAL BUILDING - (2.97%)
        59,600      WCI Communities, Inc.*.............................................................       1,388,680
                                                                                                        ---------------
   SHOPPING CENTERS - (0.65%)
        20,400      Liberty International PLC..........................................................         305,311
                                                                                                        ---------------
   SHOPPING CENTERS (REITS) - (12.49%)
        49,325      Developers Diversified Realty Corp. ...............................................       1,931,074
        22,900      Kimco Realty Corp. ................................................................       1,174,770
        24,700      Pan Pacific Retail Properties, Inc. ...............................................       1,336,270
        30,300      Regency Centers Corp. .............................................................       1,408,647
                                                                                                        ---------------
                                                                                                              5,850,761
                                                                                                        ---------------
   SPECIALTY RETAIL (REITS) - (3.04%)
        45,500      Capital Automotive REIT............................................................       1,423,012
                                                                                                        ---------------

                             Total Common Stock - (identified cost $34,442,908)........................      44,171,789
                                                                                                        ---------------
PREFERRED STOCK - (0.27%)

   APARTMENTS (REITS) - (0.27%)
         2,000      Equity Residential, 7.00%, Series E, Cum. Conv. Pfd. ..............................          69,500
         1,600      Equity Residential, 8.60%, Series D, Cum. Pfd. ....................................          44,080
           400      Equity Residential, 9.125%, Series C, Cum. Pfd. ...................................          10,958
                                                                                                        ---------------
                             Total Preferred Stock - (identified cost $113,921)........................         124,538
                                                                                                        ---------------


DAVIS VARIABLE ACCOUNT FUND, INC.
SCHEDULE OF INVESTMENTS
DAVIS REAL ESTATE PORTFOLIO - (Continued)
SEPTEMBER 30, 2004  (Unaudited)


Principal                                        Security                                               Value
========================================================================================================================
SHORT TERM INVESTMENTS - (5.49%)

 $   1,182,000      Goldman, Sachs & Co. Joint Repurchase Agreement, 1.89%,
                        10/01/04, dated 09/30/04, repurchase value of $1,182,062
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $1,205,640)................................................. $     1,182,000
     1,390,000      Nomura Securities International, Inc. Joint Repurchase Agreement, 1.90%,
                        10/01/04, dated 09/30/04, repurchase value of $1,390,073
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $1,417,800).................................................       1,390,000
                                                                                                        ---------------
                             Total Short Term Investments - (identified cost $2,572,000)...............       2,572,000
                                                                                                        ---------------

                        Total Investments - (100.07%) - (identified cost $37,128,829) - (a)............      46,868,327
                        Liabilities Less Other Assets - (0.07%)........................................         (32,538)
                                                                                                        ---------------
                        Net Assets - (100%)............................................................ $    46,835,789
                                                                                                        ===============
</TABLE

*Non-Income Producing Security.

(a)  Aggregate cost for Federal Income Tax purposes is $37,134,789.  At
September 30, 2004 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

                        Unrealized appreciation........................................................ $     9,917,808
                        Unrealized depreciation........................................................        (184,270)
                                                                                                        ---------------
                             Net unrealized appreciation............................................... $     9,733,538
                                                                                                        ===============


For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES

	 (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

	 (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3.  EXHIBITS

	 EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS VARIABLE ACCOUNT FUND, INC.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  November 29, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  November 29, 2004

By /s/ Douglas A. Haines
   Douglas A. Haines
   Principal Financial officer

Date:  November 29, 2004